Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	181,099,660	181,099,814
Treasury stock, common shares	86,911,074	86,911,207